Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value	$ 9,550	$ 10,087	$ 10,783	$ 11,149	$ 12,744	$ 12,069	$ 14,392	$ 14,810	$ 14,774	$ 15,542	$ 18,049
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C
Accumulated Value	10,000	10,489	11,141	11,446	12,995	12,231	14,486	14,805	14,681	15,339	$ 17,697
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	100,000	105,881	113,577	117,803	135,128	128,444	153,714	158,693	158,895	167,714	$ 195,496
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	10,000	10,545	11,255	11,619	13,254	12,538	14,928	15,337	15,279	16,050	$ 18,608
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name											Class Z
Accumulated Value	10,000	10,595	11,374	11,798	13,539	12,870	15,394	15,892	15,912	16,796	$ 19,578
Class A - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	10,883	11,959	12,288	14,189	13,051	15,466	15,914	15,815	16,501	$ 19,312
Class C - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	10,883	11,959	12,288	14,189	13,051	15,466	15,914	15,815	16,501	$ 19,312
Class I - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	100,000	108,827	119,587	122,876	141,886	130,506	154,658	159,141	158,150	165,014	$ 193,123
Class R - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	10,883	11,959	12,288	14,189	13,051	15,466	15,914	15,815	16,501	$ 19,312
Class Z - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	10,883	11,959	12,288	14,189	13,051	15,466	15,914	15,815	16,501	$ 19,312
Class A - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	9,722	11,491	12,765	13,573	13,959	19,409	16,626	19,704	23,683	$ 27,533
Class C - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	9,722	11,491	12,765	13,573	13,959	19,409	16,626	19,704	23,683	$ 27,533
Class I - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	100,000	97,220	114,910	127,651	135,732	139,591	194,094	166,265	197,041	236,828	$ 275,332
Class R - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	9,722	11,491	12,765	13,573	13,959	19,409	16,626	19,704	23,683	$ 27,533
Class Z - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	$ 10,000	$ 9,722	$ 11,491	$ 12,765	$ 13,573	$ 13,959	$ 19,409	$ 16,626	$ 19,704	$ 23,683	$ 27,533